Loss Per Share (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Per Share
Weighted average of number of Ordinary Shares used in the calculation of the basic and diluted loss per share (in thousand)		91,799	56,540	40,760
Net loss used in calculation (USD)	[1]	$ (15,488)	$ (17,503)	$ (8,976)

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.